Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
17.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2015		2016	2017
	Class A	Class B	Ordinary shares	Ordinary shares	Ordinary shares
	RMB	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	444,916	545,733	1,227,914	2,001,619	307,642
Denominator:
Weighted average ordinary shares outstanding	50,403,077	61,824,328	114,237,600	116,379,846	116,379,846

Basic earnings per share	8.83	8.83	10.75	17.20	2.64

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	461,052	529,597	1,227,914	2,001,619	307,642
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15)	529,597	—	—	—	—

Net income attributable to Autohome Inc.	990,649	529,597	1,227,914	2,001,619	307,642

Denominator:
Weighted average ordinary shares outstanding	50,403,077	61,824,328	114,237,600	116,379,846	116,379,846
Conversion of Class B into Class A ordinary shares (Note 15)	61,824,328	—	—	—	—
Dilutive effect of share-based awards	3,419,421	—	1,798,727	1,679,010	1,679,010

Weighted average number of shares outstanding-diluted	115,646,826	61,824,328	116,036,327	118,058,856	118,058,856

Diluted earnings per share	8.57	8.57	10.58	16.95	2.61

The effects of nil, 831,042 and 272,421 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2015, 2016 and 2017, respectively. The effects of 256,165, 354,423 and 201,432 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2015, 2016 and 2017, respectively.